Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
2023 Omnibus incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price		$ 3.23
Share-based payment arrangement, expense		$ 3.4
Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		0.7	$ 1.2
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		0.1
Phantom Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment to settle the Phantom Equity Participation Plan and the related obligation at the closing of the merger		$ 0.4
Employee Stock Option [Member] | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		1,473,585
Restricted Stock Units (RSUs) [Member] | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Restricted Stock Units (RSUs) [Member] | Phantom Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		35,000
Time-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		1,473,585
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 3.4
Time-based RSU's [Member] | 2023 Omnibus incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 1.8
Time-based RSU's [Member] | Cliff Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period	224,000
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share-based compensation arrangement by share-based payment award, granted		800,000
Performance-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		1,000,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earn out provision share price		$ 12
Common Class A [Member] | 2023 Omnibus incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant		6,029,445
Chief Executive Officer [Member] | 2023 Omnibus incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		500,000
Share-based payment arrangement, expense		$ 1.6
Special Closing Bonus [Member] | Non Employee Directors [Member] | Time-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		175,000
Special Closing Bonus [Member] | Employees [Member] | Time-based RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		1 year
Share-based compensation arrangement by share-based payment award, granted	241,000